Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Inventories
Inventories consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Products	1,819,022	1,614,070	1,749,415
Work in process	326,012	316,756	350,308
Raw materials	474,804	482,987	644,779
Supplies and other	111,202	120,079	143,526

Total	2,731,040	2,533,892	2,888,028